Carrying amount and classification of assets related to the Corporation's variable interests in non-consolidated VIEs and maximum exposure to loss (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	$ 46,308	$ 82,950
Liabilities	(3,621)	(7,103)
Net assets	42,687	75,847
Variable Interest Entity Entity Maximum Loss Exposure Amount	42,687	75,847
PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	191,197
Liabilities	(20,808)
Net assets	170,389
Variable Interest Entity Entity Maximum Loss Exposure Amount	170,389
Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	114,853	106,352
Variable Interest Entity Entity Maximum Loss Exposure Amount	114,853	106,352
Loan | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	19,647	60,040
Loan | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	160,283
Acquisition Loan [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	3,233	52,963
Acquisition Loan [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	157,660
Advances Working Capital Line [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	390	0
Advances Working Capital Line [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,196
Advances Advance Facility [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	16,024	7,077
Advances Advance Facility [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,427
Accrued Income Receivable [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Net assets	65	163
Accrued Income Receivable [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	436
Other Assets Member | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,416	1,106
Other Advances [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	1,416	1,106
Equity Method Investments [Member] | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	26,596	22,747
Equity Method Investments [Member] | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	30,478
Servicing Asset At Fair Value Amount [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	113,437	105,246
Mortgage Servicing Rights [Member] | Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Assets	113,437	105,246
Deposits Member | Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	(3,621)	(7,103)
Deposits Member | PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Liabilities	$ (20,808)